Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Finite-Lived Other Intangible Assets
Finite-lived other intangible assets consist of the following:

(in thousands)	Brands EUR	Intellectual property EUR	Developed technology EUR	Customer relationships EUR	Other EUR	Total EUR
Cost
Balance at January 1, 2014	12,554	58,908	453,448	162,806	2,231	689,947
Additions	—	2,952	—	—	—	2,952
Effect of changes in exchange rates	1,621	—	52,228	19,897	—	73,746
Balance at December 31, 2014	14,175	61,860	505,676	182,703	2,231	766,645
Additions	—	1,108	—	—	—	1,108
Effect of changes in exchange rates	1,610	—	51,853	19,755	—	73,218
Balance at December 31, 2015	15,785	62,968	557,529	202,458	2,231	840,971

Accumulated amortization
Balance at January 1, 2014	369	50,163	66,449	12,527	2,231	131,739
Amortization	649	2,649	30,593	9,990	—	43,881
Effect of changes in exchange rates	107	—	5,039	1,466	—	6,612
Balance at December 31, 2014	1,125	52,812	102,081	23,983	2,231	182,232
Amortization	774	3,145	36,465	10,790	—	51,174
Effect of changes in exchange rates	143	—	6,723	1,955	—	8,821
Balance at December 31, 2015	2,042	55,957	145,269	36,728	2,231	242,227

Carrying amount
December 31, 2014	13,050	9,048	403,595	158,720	—	584,413
December 31, 2015	13,743	7,011	412,260	165,730	—	598,744

Indefinite-Lived Other Intangible Assets
Indefinite-lived other intangible assets consist of the following:

(in thousands)	In-process R&D EUR

Carrying amount as of January 1, 2014	139,426
Additions	—
Carrying amount as of December 31, 2014	139,426
Additions	—
Carrying amount as of December 31, 2015	139,426

Future Amortization Expenses
As at December 31, 2015, the estimated amortization expenses for other intangible assets, for the next five years and thereafter, are as follows:

(in thousands)	EUR
2016	57,720
2017	62,734
2018	61,395
2019	60,881
2020	60,386
Thereafter	435,054
Amortization expenses	738,170